Share-based payment	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payment

Note 22 - Share-based payments:

As mentioned in Note 3.23, the Company has the following stock option plans:

2004 Option Plan

The maximum number of Class C common shares that may be issued under the 2004 Option Plan was 45,000,000 Class C common shares, subject to adjustment in accordance with the terms of the 2004 Option Plan. As of December 31, 2024, a total of 40,943,724 Class C common shares were issuable upon the exercise of Stock Options granted under the 2004 Option Plan, of which 27,513,099 Class C common shares correspond to Stock Options that are fully vested. Of the 40,943,724 Class C common shares issuable upon the exercise of Stock Options, 33,498,750 Class C common shares correspond to Common Options and 7,444,974 correspond to Exit Options, as described below.

The tables below set forth the number of Class C common shares issuable upon the exercise of Common Options and Exit Options granted per year (net of forfeitures) and the weighted average strike prices of the Class C common shares subject to Common Options and Exit Options (considering the 3-for-1 share split effected in connection with the IPO).

		Number of Common Options
		2024	2023		2022
Outstanding as of January 1st		34,991,250		29,366,250		22,031,250
Granted during the year		—		6,270,000		7,335,000
Forfeited during the year		(1,492,500)		(645,000)		—
Outstanding as of December 31st		33,498,750		34,991,250		29,366,250
Exercisable as of December 31st		—		—		—
Weighted average strike price	US$	5.98	US$	6.02	US$	4.69

The weighted average remaining contractual life of options outstanding as of December 31, 2024, 2023, and 2022 were 24 years, 25 years, and 22 years, respectively.

		Number of Exit Options
	2024		2023		2022
Outstanding as of January 1st		7,444,974		7,064,982		7,064,982
Granted during the year		—		379,992		—
Forfeited during the year		—		—		—
Outstanding as of December 31st		7,444,974		7,444,974		7,064,982
Exercisable as of December 31st		—		—		—
Weighted average strike price	US$	3.43	US$	3.43	US$	3.45

The weighted average remaining contractual life of Exit Options outstanding as of December 31, 2024, 2023 and 2022 was 26, 27 and 29 years, respectively.

As part of the secondary offering mentioned in Note 24, an aggregate amount of 2,710,912 options were exercised and cancelled.

To determine the fair value of share-based payments related to the 2004 Option plan, management used the following valuation models and main assumptions:

	December 31, 2023	December 31, 2022
Discounted cash flow - DCF: (3)
Discount rate(2)	12.50%	15.30%
Expected perpetuity growth	3.72%	3.98%
Option pricing model – OPM:
Discount rate(2)	3.00%	7.00%
Volatility mainly(1)	30.52%	38.05%
Binomial tree:
Discount rate(2)	3.00%	7.00%
Volatility mainly(1)	36.1%	39.97%

(1)
The expected volatility is based on the historic volatility of comparable entities within the industry, with a period of time equivalent to the estimated contractual life of the share options granted by the Company.
(2)
The risk-free interest rates that were considered within the discount rates for the years 2023 and 2022 were 3.96% and 3.45%, respectively, which corresponded to the interpolated U.S. Constant Maturity Treasury yield as of the valuation date.
(3)
Given the Company has now an observable market price for its share price, the discounted cash flow model was no longer required.

Prior to the IPO, the fair value of the share options vested was determined using an option pricing model and a binomial tree valuation model, which considered the Company’s share price based on future discounted cash flows. Further to the IPO, given the Company has now an observable market price for its share price, the discounted cash flow model is no longer required. As of the date of valuation of each common option, the expected dividend yield was 0%.

The following table illustrates the outstanding share options under the 2004 Option plan and the corresponding strike prices (considering the 3-for-1 share split effected in connection with the IPO) and the expiry dates:

Grant Date December of	Number of outstanding options granted – December 31			Strike Price US Dollars	Average option fair value at grant date (1)	Average fair value of share at grant date	Expiry Date, December of
	2024	2023	2022
2006	600,000	600,000	600,000	$0.50	N/A	N/A	2036
2006	472,500	472,500	472,500	$0.33	N/A	N/A	2036
2007	465,000	465,000	465,000	$0.58	N/A	N/A	2037
2008	810,000	810,000	810,000	$0.83	N/A	N/A	2038
2009	900,000	900,000	900,000	$1.08	N/A	N/A	2039
2010	1,020,000	1,080,000	1,080,000	$1.08	N/A	N/A	2040
2011	1,252,500	1,312,500	1,312,500	$1.33	N/A	N/A	2041
2012	1,252,500	1,312,500	1,312,500	$1.67	N/A	N/A	2042
2013	1,323,750	1,402,500	1,402,500	$2.00	N/A	N/A	2043
2014	1,406,250	1,481,250	1,481,250	$2.17	$0.01	$0.03	2044
2015	1,458,000	1,548,000	1,548,000	$2.17	$0.02	$0.04	2045
2016	1,733,250	1,823,250	1,823,250	$1.90	$0.000030	$0.000030	2046
2017	720,000	821,250	851,250	$2.72	$0.0002	$0.0010	2047
2018	813,750	907,500	945,000	$3.10	$0.13	$0.36	2048
2019	780,000	847,500	892,500	$4.33	$0.41	$1.01	2049
2020	963,750	1,042,500	1,095,000	$5.00	$2.50	$4.48	2050
2021	4,830,000	4,935,000	5,040,000	$6.33	$3.75	$6.54	2051
2022	6,727,500	6,960,000	7,335,000	$9.67	$2.08	$4.18	2052
2023	5,970,000	6,270,000	—	$12.17	$9.37	$15.40	2053
	33,498,750	34,991,250	29,366,250

(1) The Company applied the exemption permitted by IFRS 1, First-time Adoption of IFRS, for share-based payments that were vested before the transition date and only applied IFRS 2 for the options granted in 2014 onwards. Therefore, the fair value of options granted from 2006 to 2013 has not been calculated nor recognized.

The following table illustrates the outstanding Exit options under the 2004 Option plan and the corresponding strike prices (considering the 3-for-1 share split effected in connection with the IPO) and the expiry dates:

Grant Date December of	Number of outstanding options granted – December 31			Strike Price US Dollars	Fair value at grant date (1)	Expiry Date, December of
	2024	2023	2022
2020	3,034,992	3,034,992	3,034,992	$2.37	$3.04	2050
2020	3,129,990	3,129,990	3,129,990	$3.67	$2.77	2050
2021	900,000	900,000	900,000	$6.33	$3.84	2051
2023	189,996	189,996	—	$2.37	$2.68	2051
2023	189,996	189,996	—	$3.67	$2.53	2051
	7,444,974	7,444,974	7,064,982

(1) Due to the change in the estimated date of the IPO, the fair value of the options was recalculated. Previously, the fair values of the options were US$3.02 (strike price US$2.37) and US$2.76 (strike price US$3.67) for the 2020 grant, and US$3.82 (strike price US$6.33) for the 2021 grant.

The expense related to share-based payments for both the Common options and Exit options, amounted to Ps.495,972, Ps.384,566 and Ps.303,789, respectively, in the years ended December 31, 2024, 2023 and 2022, and was recognized in administrative expenses.

Equity Incentive Plan

On December 10, 2024, the Company’s Board of directors approved the following awards under the new Equity Incentive Plan:

	Number of stock options (1)
Outstanding as of January 1, 2024		1,310,000
Granted during the year		—
Forfeited during the year		—
Outstanding as of December 31, 2024		1,310,000
Exercisable as of December 31, 2024		—
Weighted average strike price	US$	29.09
(1)
A pool of 1,320,000 stock options, each exercisable for one Class A common share, to the Company’s Senior Leadership, of which 1,310,000 have been granted. These stock options vest over four years, with 25.0% vesting at the end of each of the first, second, third and fourth anniversary of December 10, 2024 (the “Grant Date”). The exercise price was US$29.09 per share, the closing price of the Class A common share on the Grant Date.

Number of restricted stock units (2)
Outstanding as of January 1, 2024	—
Granted during the year	585,000
Forfeited during the year	—
Outstanding as of December 31, 2024	585,000
Exercisable as of December 31, 2024	—
(2)
Each Restricted Stock Unit (RSUs) is equal to one Class A common share. 305,000 RSUs were granted to senior management and certain Board members as a compensation bonus, 280,000 were granted to senior management as long-term incentives, and 20,000 RSUs were approved to compensate certain senior advisors, but they are not yet granted. The 305,000 RSUs are subject to a cliff-vesting over a one-year period, with
100% of the total RSUs vesting in a single installment on January 1, 2026. The 280,000 RSUs vest over three years, with 33.33% of the RSUs vesting at the end of the first, second and third anniversary of the Grant Date. The 20,000 RSUs will be subject to a cliff-vesting over a one-year period, with 100% of the RSUs vesting in a single installment on the first anniversary of the respective grant date.

The expense related to share-based payments for the equity incentive plan amounted to Ps.27,171, in the year ended December 31, 2024, and was recognized in administrative expenses.

To determine the fair value of share-based payments related to the Equity Incentive Plan, management used the Binomial tree valuation model and the following assumptions:

For the year ended
December 31, 2024
Expected life of the share option or appreciation right	10- years (*)
Volatility of the stock price of comparable companies	37.21% (*)

*Same base as explained above to determine the fair value of the 2004 Option plan

The following table illustrates the outstanding equity incentive options under the 2024 Equity Incentive Plan and the corresponding strike price and expiry date:

Grant date December of	Number of outstanding Options granted – December 31 2024	Strike price US Dollars	Fair value at grant date	Expiry date, December of
2024	1,310,000	$29.09	$13.92	2034
	1,310,000